UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
11 Greenway Plaza, Ste 1000
Houston, TX 77046-1173

Invesco Oppenheimer Rochester AMT-Free Municipal Fund — A, C, Y, R6

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

3.	Investment Company Act File Number: 811-07890

Securities Act File Number: 033-66242

4(a). Last day of fiscal year for which this Form is filed:  07/31/19

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$602,380,128

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:$485,658,499

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$ 878,328,772

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:$1,363,987,271

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)from Item 5(i)]:$761,607,143

(vii)	Multiplier for determining registration fee (See Instructions C.9):x .00012980

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):= $0
============

6. Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due: $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mary Juenke
Mary Juenke, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
11 Greenway Plaza, Ste 1000
Houston, TX 77046-1173

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

Invesco Oppenheimer Rochester New Jersey Municipal Fund — A, C, Y, R6

3.	Investment Company Act File Number: 811-07890

Securities Act File Number: 033-66242

4(a). Last day of fiscal year for which this Form is filed:  07/31/19

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$71,400,826

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:$86,187,956

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$415,928,549

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:$502,116,505

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:$430,715,679
(vii)	Multiplier for determining registration fee (See Instructions C.9):x .00012980

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):= $0
============

6. Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due: $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mary Juenke
Mary Juenke, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
11 Greenway Plaza, Ste 1000
Houston, TX 77046-1173

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

Invesco Oppenheimer Rochester Pennsylvania Municipal Fund — A, C, Y, R6

3.	Investment Company Act File Number : 811-07890

Securities Act File Number: 033-66242

4(a). Last day of fiscal year for which this Form is filed:  07/31/19

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$152,981,862

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:$154,059,434

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$474,379,251

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:$628,438,685

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:$475,456,823

(vii)	Multiplier for determining registration fee (See Instructions C.9):x .00012980

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):= $0
============

6. Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due: $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mary Juenke
Mary Juenke, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
11 Greenway Plaza, Ste 1000
Houston, TX 77046-1173

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

Invesco Oppenheimer Rochester California Municipal Fund — A, C, Y, R6

3.	Investment Company Act File Number: 811-07890

Securities Act File Number: 033-66242

4(a). Last day of fiscal year for which this Form is filed:  07/31/19

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$578,224,112

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:$326,851,572

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$562,348,994

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:$889,200,566

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)from Item 5(i)]:$310,976,454

(vii)	Multiplier for determining registration fee (See Instructions C.9):x .00012980

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):= $0
============

6. Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due: $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire #: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mary Juenke
Mary Juenke, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
11 Greenway Plaza, Ste 1000
Houston, TX 77046-1173

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

Invesco Oppenheimer Rochester High Yield Municipal Fund — A, C, Y, R5, R6

3.	Investment Company Act File Number : 811-07890

Securities Act File Number: 033-66242

4(a). Last day of fiscal year for which this Form is filed:  07/31/19

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$2,647,058,740

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:$1,998,116,753

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$353,299,774

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:$2,351,416,527

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $295,642,213

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:$0

(vii)	Multiplier for determining registration fee (See Instructions C.9):x .00012980

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):= $38,374.36
============

6. Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due: $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $38,374.36

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
Fed Wire: IMAD191025B1Q8021C03261

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mary Juenke
Mary Juenke, Assistant Treasurer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
11 Greenway Plaza, Ste 1000
Houston, TX 77046-1173

2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the issuer, check the box but do not list series or classes): / /

Oppenheimer Rochester Limited Term California Municipal Fund — A, C, Y, R6

3.	Investment Company Act File Number : 811-07890

Securities Act File Number: 033-66242

4(a). Last day of fiscal year for which this Form is filed:  07/31/19

4(b).	/ /	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  / Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):$197,451,412

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:$130,878,581

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:$259,495,180

(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:$390,373,761

(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:$192,922,349

(vii)	Multiplier for determining registration fee (See Instructions C.9):x .00012980

(viii)	Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):= $0
============

6. Prepaid Shares:

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due: $-0-

If this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery: N/A
Fed Wire: N/A

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ Mary Juenke
Mary Juenke, Assistant Treasurer